FAIR VALUE MEASURMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements Input
	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	-	680	-	680

Total financial assets	$-	$680	$-	$680

Liabilities:
Holdback Amount	795	-	-	795
Earn-Out Consideration	-	-	10,826	10,826

Total financial liabilities	$795	$-	$10,826	$11,621

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Convertible debt	-	1,401	-	1,401

Total financial assets	$-	$1,401	$-	$1,401

Liabilities:
Derivative liability	-	635	-	635

Total financial liabilities	$-	$635	$-	$635

Schedule of Fair Value Measured On Recurring Basis
Fair value at the beginning of the year	$-
Business combination (see Note 17)	11,163
Income from changes in fair value	(337)
Fair value at the end of the year	$10,826